UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03466

Fidelity Hanover Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Emerging Markets Debt Central Fund
Fidelity® Emerging Markets Debt Local Currency Central Fund

Annual Report
December 31, 2022

Contents

Fidelity® Emerging Markets Debt Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Emerging Markets Debt Local Currency Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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Fidelity® Emerging Markets Debt Central Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® Emerging Markets Debt Central Fund	-11.47%	-0.48%	2.43%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Emerging Markets Debt Central Fund on December 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Emerging Markets Aggregate USD Bond 10% Country Capped Index and Bloomberg Emerging Markets Aggregate USD Bond Index performed over the same period.

Effective September 1, 2022, the fund's benchmark changed from the Bloomberg Emerging Markets Aggregate USD Bond Index to the Bloomberg Emerging Markets Aggregate USD Bond 10% Country Capped Index.

Fidelity® Emerging Markets Debt Central Fund
Management's Discussion of Fund Performance
Market Recap:
Emerging-markets debt returned -17.78% in 2022, according to the J.P. Morgan Emerging Markets Bond Index Global Diversified, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve to hike interest rates more aggressively than anticipated, as did central banks in other developed and emerging markets. Among other significant developments, the Chinese property market showed signs of weakness and China's zero-COVID policy created challenges for global supply chains and global economic growth. Commodity-importing countries and frontier markets were hit particularly hard by concern about recession. However, the index rallied in the final quarter of the year, as yield spreads tightened and U.S. Treasury yields stabilized amid signs of lower inflationary pressure, and China's lifting of COVID restrictions and policy stimulus raised hopes at the end of a tumultuous 2022. For the full year, investment-grade credit markets, including China (-8%), outpaced non-investment-grade countries in the index. Despite high inflation in Turkey (+3%), central bankers there cut interest rates, as currency reserves increased due to a pickup in foreign investment. Meanwhile, Russia and Belarus, which were removed from the index in March, each returned -100%. Ukraine returned roughly -77%, as the country received the permission of sovereign bondholders to delay debt payments for two years.
Comments from Co-Managers Timothy Gill and Nader Nazmi:
For the year, the fund returned -11.47%, outperforming the -15.60% result of the benchmark, the Bloomberg Emerging Markets Aggregate USD Bond - 10% Country Capped Index. Versus the benchmark, security selection more than offset negative market selection this year. The main contributor was Russia, where security selection among certain corporate bonds, which we held in lieu of sovereign and quasi-sovereign bonds, boosted relative performance. Elsewhere, our security decisions and overweightings in Brazil and Argentina also lifted relative performance because both markets outpaced the index the past year. The fund's cash position of about 8%, on average, the past 12 months significantly boosted our relative result amid the negative market backdrop. Conversely, an overweighting in Ukrainian bonds detracted, but security choices in Ukraine in shorter-maturity bonds offset some of this negative. An underweighting in China hurt because these generally higher-credit-quality bonds outpaced the benchmark. Security selection among Chinese bonds held back relative performance to a much lesser degree.
Note to shareholders:
On September 1, 2022, the fund's benchmark changed from the Bloomberg Emerging Markets Aggregate USD Bond Index to the Bloomberg Emerging Markets Aggregate USD Bond Index - 10% Country Capped Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Emerging Markets Debt Central Fund
Investment Summary December 31, 2022 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Petroleos Mexicanos	4.0
U.S. Treasury Obligations	2.9
Turkish Republic	2.9
Indonesian Republic	2.8
State of Qatar	2.7
United Mexican States	2.3
Saudi Arabian Oil Co.	2.2
Dominican Republic	2.0
Argentine Republic	1.8
Sultanate of Oman	1.8
25.4

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 90%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® Emerging Markets Debt Central Fund
Schedule of Investments December 31, 2022
Showing Percentage of Net Assets
Nonconvertible Bonds - 46.3%
		Principal Amount (a)	Value ($)
Argentina - 0.7%
YPF SA:
8.5% 3/23/25 (b)		4,354,375	3,953,773
8.75% 4/4/24 (b)		12,733,000	12,031,093
TOTAL ARGENTINA			15,984,866
Azerbaijan - 0.8%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		12,290,000	12,557,308
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		1,835,000	1,823,302
6.95% 3/18/30 (Reg. S)		2,715,000	2,791,868
TOTAL AZERBAIJAN			17,172,478
Bahrain - 0.9%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		6,995,000	7,136,212
7.625% 11/7/24 (b)		9,925,000	10,088,142
8.375% 11/7/28 (b)		2,065,000	2,164,120
TOTAL BAHRAIN			19,388,474
Bailiwick of Jersey - 0.6%
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)		3,906,689	3,315,802
2.625% 3/31/36 (b)		11,375,000	9,116,352
TOTAL BAILIWICK OF JERSEY			12,432,154
Bermuda - 1.2%
Digicel Group Ltd. 6.75% 3/1/23 (b)		3,120,000	1,185,600
GeoPark Ltd. 5.5% 1/17/27 (b)		3,820,000	3,290,691
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		5,490,000	5,137,611
Qtel International Finance Ltd.:
2.625% 4/8/31 (b)		5,130,000	4,398,975
5% 10/19/25 (b)		2,795,000	2,796,398
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		3,745,000	3,508,428
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		7,235,000	5,131,424
TOTAL BERMUDA			25,449,127
Brazil - 0.4%
BRF SA 4.875% 1/24/30 (b)		3,750,000	3,162,549
Natura Cosmeticos SA 4.125% 5/3/28 (b)		6,775,000	5,520,778
TOTAL BRAZIL			8,683,327
British Virgin Islands - 2.1%
1MDB Global Investments Ltd. 4.4% 3/9/23		27,800,000	27,162,338
Central American Bottling Corp. 5.25% 4/27/29 (b)		5,010,000	4,680,593
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		7,010,000	5,967,263
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (b)		1,850,000	1,825,488
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (b)		4,035,000	3,665,959
2.7% 5/13/30 (b)		2,555,000	2,243,239
TOTAL BRITISH VIRGIN ISLANDS			45,544,880
Canada - 0.8%
Canacol Energy Ltd. 5.75% 11/24/28 (b)		4,120,000	3,612,210
First Quantum Minerals Ltd. 7.5% 4/1/25 (b)		2,900,000	2,821,700
Gcm Mining Corp. 6.875% 8/9/26 (b)		6,975,000	5,420,087
MEGlobal Canada, Inc. 5% 5/18/25 (b)		4,905,000	4,804,754
TOTAL CANADA			16,658,751
Cayman Islands - 4.3%
Alibaba Group Holding Ltd. 2.125% 2/9/31		3,395,000	2,677,840
Baidu, Inc.:
1.72% 4/9/26		4,835,000	4,269,643
2.375% 10/9/30		2,715,000	2,150,904
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)		8,805,000	8,096,748
3.875% 7/18/29 (Reg. S)		6,110,000	5,700,630
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		6,780,000	6,546,090
IHS Holding Ltd. 5.625% 11/29/26 (b)		4,485,000	3,721,989
JD.com, Inc. 3.375% 1/14/30		9,535,000	8,353,327
Lamar Funding Ltd. 3.958% 5/7/25 (b)		5,185,000	4,892,696
Meituan:
2.125% 10/28/25 (b)		5,835,000	5,141,364
3.05% 10/28/30 (b)		3,860,000	2,943,974
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		8,025,000	7,216,481
OEC Finance Ltd. 4.375% 10/25/29 pay-in-kind (b)		202,519	4,658
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		14,975,000	13,339,917
Sable International Finance Ltd. 5.75% 9/7/27 (b)		5,512,000	5,091,710
Tencent Holdings Ltd.:
1.81% 1/26/26 (b)		2,715,000	2,440,106
2.39% 6/3/30 (b)		3,405,000	2,780,625
2.88% 4/22/31 (b)		2,220,000	1,842,600
3.975% 4/11/29 (b)		2,040,000	1,873,358
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		5,584,500	5,105,629
TOTAL CAYMAN ISLANDS			94,190,289
Chile - 0.7%
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (b)		1,225,000	1,067,894
3.15% 1/14/30 (b)		3,200,000	2,812,600
3.7% 1/30/50 (b)		7,485,000	5,624,978
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)		1,715,000	994,486
5.125% 1/15/28 (b)		7,875,000	4,849,523
TOTAL CHILE			15,349,481
Colombia - 0.5%
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		2,420,000	1,931,916
Oleoducto Central SA 4% 7/14/27 (b)		9,660,000	8,481,480
TOTAL COLOMBIA			10,413,396
Czech Republic - 0.1%
Energo-Pro A/S 8.5% 2/4/27 (b)		2,625,000	2,390,883
Guatemala - 0.3%
CT Trust 5.125% 2/3/32 (b)		6,730,000	5,908,940
Hong Kong - 0.3%
Lenovo Group Ltd.:
3.421% 11/2/30 (b)		5,555,000	4,370,396
5.875% 4/24/25 (Reg. S)		1,295,000	1,267,688
TOTAL HONG KONG			5,638,084
India - 0.6%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (b)		3,540,000	2,517,896
JSW Steel Ltd. 3.95% 4/5/27 (b)		4,935,000	4,219,425
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25 (b)		5,420,000	4,955,235
5.1% 7/16/23 (b)		1,260,000	1,244,250
TOTAL INDIA			12,936,806
Indonesia - 1.2%
PT Adaro Indonesia 4.25% 10/31/24 (b)		9,045,000	8,662,283
PT Freeport Indonesia:
4.763% 4/14/27 (b)		2,445,000	2,344,413
5.315% 4/14/32 (b)		4,145,000	3,803,493
6.2% 4/14/52 (b)		2,830,000	2,455,336
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/30 (b)		6,710,000	6,400,921
PT Pertamina Persero 4.175% 1/21/50 (b)		2,465,000	1,866,929
TOTAL INDONESIA			25,533,375
Ireland - 0.6%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		6,160,000	5,704,930
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)(c)(d)		5,060,000	681,519
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		7,080,000	5,865,130
Sibur Securities DAC 2.95% 7/8/25 (b)(c)		2,610,000	1,761,750
TOTAL IRELAND			14,013,329
Israel - 1.4%
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (b)		10,440,000	10,403,460
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)		6,420,000	5,925,018
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		6,545,000	5,724,519
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)		2,440,000	2,429,791
6.125% 6/30/25 (Reg. S) (b)		6,470,000	6,324,425
6.5% 6/30/27 (Reg. S) (b)		910,000	880,516
TOTAL ISRAEL			31,687,729
Kazakhstan - 0.2%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		3,900,000	2,870,888
4.75% 4/24/25 (b)		1,205,000	1,160,038
5.75% 4/19/47 (b)		1,965,000	1,499,909
TOTAL KAZAKHSTAN			5,530,835
Luxembourg - 2.6%
Adecoagro SA 6% 9/21/27 (b)		8,725,000	8,197,683
B2W Digital Lux SARL 4.375% 12/20/30 (b)		8,005,000	5,057,159
CSN Resources SA 5.875% 4/8/32 (b)		3,945,000	3,294,075
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		14,270,000	11,967,179
FEL Energy VI SARL 5.75% 12/1/40 (b)		3,039,795	2,590,095
Guara Norte SARL 5.198% 6/15/34 (b)		5,126,509	4,324,851
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		6,770,000	5,555,631
Millicom International Cellular SA 4.5% 4/27/31 (b)		4,710,000	3,954,339
TMK Capital SA 4.3% 2/12/27 (Reg. S) (c)(d)		4,020,000	1,488,656
Tupy Overseas SA 4.5% 2/16/31 (b)		5,120,000	4,250,560
VM Holding SA 6.5% 1/18/28 (b)		5,960,000	5,767,418
TOTAL LUXEMBOURG			56,447,646
Malaysia - 0.9%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		6,685,000	5,047,175
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)		3,845,000	3,655,874
3.75% 4/6/27 (b)		6,135,000	5,589,752
Petronas Capital Ltd.:
3.404% 4/28/61 (b)		3,125,000	2,134,844
3.5% 4/21/30 (b)		2,620,000	2,389,283
TOTAL MALAYSIA			18,816,928
Mauritius - 1.1%
AXIAN Telecom 7.375% 2/16/27 (b)		5,710,000	4,949,143
CA Magnum Holdings 5.375% (b)(e)		6,630,000	6,001,012
HTA Group Ltd. 7% 12/18/25 (b)		6,565,000	6,026,670
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24 (b)		3,100,000	3,002,738
6.5% 10/13/26 (b)		3,630,000	3,613,665
TOTAL MAURITIUS			23,593,228
Mexico - 5.5%
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		960,000	782,880
Braskem Idesa SAPI 7.45% 11/15/29 (b)		1,410,000	1,112,843
Comision Federal de Electricid:
3.348% 2/9/31 (b)		1,365,000	1,063,250
4.688% 5/15/29 (b)		6,140,000	5,402,433
Metalsa SA de CV 3.75% 5/4/31 (b)		5,150,000	4,019,575
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26 (b)		6,915,000	6,021,668
2.875% 5/11/31 (b)		3,575,000	2,791,405
Petroleos Mexicanos:
4.875% 1/18/24		13,205,000	12,927,695
5.95% 1/28/31		3,135,000	2,370,060
6.5% 6/2/41		2,085,000	1,348,995
6.625% 6/15/35		21,915,000	15,816,056
6.7% 2/16/32		12,107,000	9,488,861
6.75% 9/21/47		8,752,000	5,573,974
6.875% 10/16/25		3,240,000	3,151,508
6.875% 8/4/26		5,035,000	4,785,768
6.95% 1/28/60		5,890,000	3,726,898
7.69% 1/23/50		41,444,000	28,648,165
8.625% 12/1/23 (f)		930,000	943,369
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (c)		19,500,000	8,945,625
TOTAL MEXICO			118,921,028
Mongolia - 0.0%
Development Bank of Mongolia 7.25% 10/23/23 (b)		850,000	755,597
Morocco - 0.7%
OCP SA:
3.75% 6/23/31 (b)		5,750,000	4,791,547
4.5% 10/22/25 (b)		1,280,000	1,244,240
5.625% 4/25/24 (b)		7,250,000	7,199,250
6.875% 4/25/44 (b)		1,260,000	1,189,361
TOTAL MOROCCO			14,424,398
Multi-National - 0.6%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		6,415,000	6,131,537
JBS U.S.A. Lux SA / JBS Food Co. 2.5% 1/15/27 (b)		2,885,000	2,523,567
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		2,455,000	2,315,372
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (b)		3,830,000	3,116,663
TOTAL MULTI-NATIONAL			14,087,139
Netherlands - 3.2%
Bharti Airtel International BV 5.35% 5/20/24 (b)		6,625,000	6,583,528
Embraer Netherlands Finance BV 5.05% 6/15/25		8,025,000	7,785,755
Equate Petrochemical BV:
2.625% 4/28/28 (b)		3,085,000	2,677,780
4.25% 11/3/26 (b)		2,525,000	2,409,481
Metinvest BV 8.5% 4/23/26 (Reg. S)		1,825,000	945,350
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		5,260,000	4,365,143
Nostrum Oil & Gas Finance BV 8% 12/31/49 (b)(c)		30,870,000	8,025,891
Petrobras Global Finance BV:
6.75% 6/3/50		4,920,000	4,278,248
6.875% 1/20/40		3,628,000	3,438,210
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	2,395,000	1,813,837
3.68% 1/21/30 (b)		4,225,000	3,502,261
4.027% 8/3/50 (b)		6,840,000	4,338,270
4.193% 1/19/32 (b)		2,090,000	1,731,826
Sabic Capital I BV 2.15% 9/14/30 (Reg. S)		2,735,000	2,293,639
SABIC Capital II BV 4% 10/10/23 (b)		8,080,000	7,995,160
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/27		3,015,000	2,725,258
VimpelCom Holdings BV 7.25% 4/26/23 (b)		5,070,000	4,436,250
VTR Finance BV 6.375% 7/15/28 (b)		3,655,000	1,340,471
TOTAL NETHERLANDS			70,686,358
Nigeria - 0.2%
Access Bank PLC 6.125% 9/21/26 (b)		6,737,000	5,180,332
Panama - 0.6%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)		2,990,000	2,461,704
5.125% 8/11/61 (b)		2,205,000	1,804,379
Cable Onda SA 4.5% 1/30/30 (b)		10,120,000	9,013,125
TOTAL PANAMA			13,279,208
Paraguay - 0.3%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		6,440,000	6,211,783
Peru - 0.3%
Camposol SA 6% 2/3/27 (b)		2,578,000	1,540,033
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		2,650,000	2,267,075
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		2,125,000	1,827,234
TOTAL PERU			5,634,342
Qatar - 1.6%
Qatar Petroleum:
1.375% 9/12/26 (b)		12,370,000	10,963,383
2.25% 7/12/31 (b)		12,385,000	10,219,947
3.125% 7/12/41 (b)		9,670,000	7,393,319
3.3% 7/12/51 (b)		10,035,000	7,346,247
TOTAL QATAR			35,922,896
Saudi Arabia - 2.2%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)		10,375,000	9,423,742
3.5% 4/16/29 (b)		19,625,000	17,917,625
3.5% 11/24/70 (b)		3,405,000	2,293,693
4.25% 4/16/39 (b)		15,565,000	13,816,856
4.375% 4/16/49 (b)		4,080,000	3,456,015
TOTAL SAUDI ARABIA			46,907,931
Singapore - 0.8%
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (b)		3,995,000	3,935,075
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)		6,895,000	6,099,058
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		1,225,000	1,162,219
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (b)		5,841,000	5,652,263
TOTAL SINGAPORE			16,848,615
South Africa - 0.8%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)		6,080,000	5,608,800
6.75% 8/6/23 (b)		5,310,000	5,095,277
7.125% 2/11/25 (b)		4,350,000	3,947,081
8.45% 8/10/28 (b)		2,445,000	2,145,488
TOTAL SOUTH AFRICA			16,796,646
Spain - 0.3%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		10,800,000	7,532,082
Thailand - 0.1%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		2,635,000	1,635,018
Turkey - 0.7%
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		2,625,000	2,132,484
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		8,260,000	7,755,624
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		5,110,000	4,943,286
TOTAL TURKEY			14,831,394
United Arab Emirates - 0.9%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)		4,850,000	4,181,003
4.875% 4/23/30 (b)		2,105,000	2,163,282
DP World Ltd. 5.625% 9/25/48 (b)		4,405,000	4,112,618
MDGH GMTN RSC Ltd.:
2.875% 11/7/29 (b)		6,010,000	5,404,493
5.5% 4/28/33 (b)		3,110,000	3,281,633
TOTAL UNITED ARAB EMIRATES			19,143,029
United Kingdom - 1.9%
Antofagasta PLC:
2.375% 10/14/30 (b)		8,065,000	6,435,870
5.625% 5/13/32 (b)		2,750,000	2,701,875
Endeavour Mining PLC 5% 10/14/26 (b)		3,735,000	3,141,602
Energean PLC 6.5% 4/30/27 (b)		5,960,000	5,483,200
Fresnillo PLC 4.25% 10/2/50 (b)		3,940,000	3,094,870
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		6,725,000	4,815,941
NAK Naftogaz Ukraine:
7.375% 7/19/24 (Reg. S) (c)		6,785,000	1,289,150
7.625% 11/8/26 (b)		2,455,000	392,800
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		383,250	269,185
The Bidvest Group UK PLC 3.625% 9/23/26 (b)		3,610,000	3,232,755
Tullow Oil PLC:
7% 3/1/25 (b)		1,935,000	1,170,675
10.25% 5/15/26 (b)		11,035,000	8,772,825
TOTAL UNITED KINGDOM			40,800,748
United States of America - 3.1%
Azul Investments LLP:
5.875% 10/26/24 (b)		8,815,000	7,056,408
7.25% 6/15/26 (b)		2,900,000	1,776,794
Citgo Holding, Inc. 9.25% 8/1/24 (b)		5,685,000	5,671,765
DAE Funding LLC 1.55% 8/1/24 (b)		7,020,000	6,540,885
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		18,315,000	15,548,290
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		9,890,000	9,542,614
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		7,025,000	6,207,466
5.875% 3/27/24		7,245,000	7,063,875
Stillwater Mining Co. 4% 11/16/26 (b)		8,870,000	7,796,176
TOTAL UNITED STATES OF AMERICA			67,204,273
Uzbekistan - 0.1%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		2,550,000	2,298,666
Uzbekneftegaz JSC 4.75% 11/16/28 (b)		1,110,000	890,775
TOTAL UZBEKISTAN			3,189,441
Venezuela - 0.1%
Petroleos de Venezuela SA:
5.375% 4/12/27 (c)		5,000,000	225,000
5.5% 4/12/37 (c)		330,000	14,862
6% 5/16/24 (b)(c)		9,685,000	460,038
6% 11/15/26 (b)(c)		12,130,000	545,850
9.75% 5/17/35 (b)(c)		1,315,000	62,463
12.75% 12/31/49 (b)(c)		1,310,000	58,961
TOTAL VENEZUELA			1,367,174
TOTAL NONCONVERTIBLE BONDS (Cost $1,205,128,773)			1,005,124,438

Government Obligations - 45.9%
		Principal Amount (a)	Value ($)
Angola - 0.9%
Angola Republic:
8.25% 5/9/28 (b)		5,530,000	5,004,650
8.75% 4/14/32 (b)		5,130,000	4,437,450
9.375% 5/8/48 (b)		965,000	760,118
9.5% 11/12/25 (b)		9,020,000	9,290,600
TOTAL ANGOLA			19,492,818
Argentina - 2.7%
Argentine Republic:
0.5% 7/9/30 (g)		78,122,307	21,132,084
1% 7/9/29		8,355,564	2,214,224
1.5% 7/9/35 (g)		27,692,842	6,978,596
3.5% 7/9/41 (g)		11,525,000	3,261,575
3.875% 1/9/38 (g)		17,606,530	5,543,856
Buenos Aires Province 5.25% 9/1/37 (b)(g)		5,895,000	2,033,775
Province of Santa Fe 7% 3/23/23 (b)		4,375,000	4,230,078
Provincia de Cordoba:
6.875% 12/10/25 (b)		12,304,714	9,843,771
6.99% 6/1/27 (b)		5,681,546	3,757,988
TOTAL ARGENTINA			58,995,947
Armenia - 0.1%
Republic of Armenia 3.6% 2/2/31 (b)		3,385,000	2,688,536
Bahamas (Nassau) - 0.1%
Bahamian Republic 6% 11/21/28 (b)		3,180,000	2,414,415
Bahrain - 0.1%
Bahrain Kingdom 5.625% 5/18/34 (b)		1,330,000	1,144,881
Barbados - 0.3%
Barbados Government 6.5% 10/1/29 (b)		6,205,000	5,715,581
Benin - 0.1%
Republic of Benin 4.875% 1/19/32 (b)	EUR	3,655,000	3,012,621
Bermuda - 0.7%
Bermuda Government:
2.375% 8/20/30 (b)		520,000	436,735
3.375% 8/20/50 (b)		1,825,000	1,281,264
3.717% 1/25/27 (b)		7,540,000	7,220,964
4.75% 2/15/29 (b)		4,160,000	4,129,580
5% 7/15/32 (b)		1,590,000	1,577,379
TOTAL BERMUDA			14,645,922
Brazil - 1.3%
Brazilian Federative Republic:
3.875% 6/12/30		8,795,000	7,612,073
7.125% 1/20/37		6,420,000	6,663,960
8.25% 1/20/34		12,015,000	13,447,789
TOTAL BRAZIL			27,723,822
Cameroon - 0.2%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	6,435,000	5,074,989
Chile - 1.0%
Chilean Republic:
2.45% 1/31/31		14,670,000	12,146,760
2.75% 1/31/27		3,315,000	3,041,098
3.5% 1/31/34		2,180,000	1,854,090
4% 1/31/52		1,910,000	1,470,461
4.34% 3/7/42		2,815,000	2,371,286
TOTAL CHILE			20,883,695
Colombia - 1.6%
Colombian Republic:
3% 1/30/30		11,350,000	8,671,400
3.125% 4/15/31		6,095,000	4,517,157
3.25% 4/22/32		3,005,000	2,180,128
4.125% 5/15/51		2,555,000	1,531,882
5% 6/15/45		9,880,000	6,778,915
5.2% 5/15/49		7,200,000	4,917,600
6.125% 1/18/41		440,000	350,020
7.375% 9/18/37		1,575,000	1,476,858
8% 4/20/33		4,095,000	4,086,810
TOTAL COLOMBIA			34,510,770
Costa Rica - 0.2%
Costa Rican Republic:
5.625% 4/30/43 (b)		2,810,000	2,282,774
6.125% 2/19/31 (b)		2,400,000	2,322,450
7% 4/4/44 (b)		585,000	549,096
TOTAL COSTA RICA			5,154,320
Dominican Republic - 2.0%
Dominican Republic:
4.5% 1/30/30 (b)		2,700,000	2,290,444
4.875% 9/23/32 (b)		9,085,000	7,511,024
5.875% 1/30/60 (b)		3,120,000	2,280,135
5.95% 1/25/27 (b)		6,410,000	6,254,958
6% 7/19/28 (b)		4,120,000	3,949,535
6% 2/22/33 (b)		4,275,000	3,844,294
6.4% 6/5/49 (b)		1,825,000	1,469,467
6.5% 2/15/48 (b)		2,285,000	1,876,985
6.85% 1/27/45 (b)		3,435,000	2,968,699
6.875% 1/29/26 (b)		7,455,000	7,512,310
7.45% 4/30/44 (b)		3,655,000	3,392,982
TOTAL DOMINICAN REPUBLIC			43,350,833
Ecuador - 0.6%
Ecuador Republic:
2.5% 7/31/35 (b)(g)		7,865,000	3,597,254
5.5% 7/31/30 (b)(g)		14,060,000	8,943,918
TOTAL ECUADOR			12,541,172
Egypt - 1.7%
Arab Republic of Egypt:
7.5% 1/31/27 (b)		23,360,000	20,907,200
7.5% 2/16/61 (b)		2,505,000	1,528,050
7.6003% 3/1/29 (b)		4,275,000	3,484,125
7.903% 2/21/48 (b)		4,875,000	3,034,688
8.5% 1/31/47 (b)		7,395,000	4,880,700
8.7002% 3/1/49 (b)		3,945,000	2,593,838
TOTAL EGYPT			36,428,601
El Salvador - 0.1%
El Salvador Republic:
6.375% 1/18/27 (b)		810,000	350,730
7.1246% 1/20/50 (b)		3,320,000	1,261,185
7.625% 2/1/41 (b)		935,000	358,105
TOTAL EL SALVADOR			1,970,020
Gabon - 0.2%
Gabonese Republic 7% 11/24/31 (b)		4,080,000	3,338,715
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		5,385,000	4,849,193
Ghana - 0.3%
Ghana Republic:
7.75% 4/7/29 (b)		6,220,000	2,254,750
8.627% 6/16/49 (b)		2,150,000	736,375
10.75% 10/14/30 (b)		4,110,000	2,877,000
TOTAL GHANA			5,868,125
Guatemala - 0.4%
Guatemalan Republic:
4.9% 6/1/30 (b)		2,510,000	2,367,714
5.375% 4/24/32 (b)		3,930,000	3,830,031
6.125% 6/1/50 (b)		2,620,000	2,455,923
TOTAL GUATEMALA			8,653,668
Hungary - 0.3%
Hungarian Republic:
2.125% 9/22/31 (b)		2,190,000	1,609,376
5.25% 6/16/29 (b)		3,080,000	2,928,503
5.5% 6/16/34 (b)		3,210,000	2,989,914
TOTAL HUNGARY			7,527,793
Indonesia - 2.8%
Indonesian Republic:
3.85% 10/15/30		3,790,000	3,553,836
4.1% 4/24/28		5,525,000	5,406,903
4.35% 1/11/48		4,095,000	3,522,150
4.4% 6/6/27 (b)		3,635,000	3,594,506
5.125% 1/15/45 (b)		9,585,000	9,238,598
5.25% 1/17/42 (b)		3,965,000	3,857,945
5.95% 1/8/46 (b)		4,505,000	4,698,715
6.625% 2/17/37 (b)		821,000	927,820
6.75% 1/15/44 (b)		3,710,000	4,160,246
7.75% 1/17/38 (b)		8,865,000	10,614,729
8.5% 10/12/35 (b)		9,215,000	11,627,026
TOTAL INDONESIA			61,202,474
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,992,688	2,749,158
Israel - 0.3%
Israeli State:
3.375% 1/15/50		6,775,000	5,202,997
3.8% 5/13/60 (Reg. S)		2,770,000	2,165,171
TOTAL ISRAEL			7,368,168
Ivory Coast - 0.6%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	5,330,000	4,768,727
6.125% 6/15/33 (b)		3,865,000	3,439,850
6.375% 3/3/28 (b)		5,505,000	5,326,088
TOTAL IVORY COAST			13,534,665
Jamaica - 0.2%
Jamaican Government:
6.75% 4/28/28		2,175,000	2,295,713
7.875% 7/28/45		1,995,000	2,236,021
TOTAL JAMAICA			4,531,734
Jordan - 0.5%
Jordanian Kingdom:
4.95% 7/7/25 (b)		6,605,000	6,302,821
7.375% 10/10/47 (b)		1,240,000	1,058,495
7.75% 1/15/28 (b)		3,350,000	3,375,753
TOTAL JORDAN			10,737,069
Kenya - 0.4%
Republic of Kenya:
6.3% 1/23/34 (b)		1,480,000	1,143,300
6.875% 6/24/24 (b)		3,915,000	3,616,481
7% 5/22/27 (b)		4,265,000	3,822,506
TOTAL KENYA			8,582,287
Korea (South) - 0.2%
Korean Republic 1% 9/16/30		6,770,000	5,330,995
Lebanon - 0.0%
Lebanese Republic:
5.8% 12/31/49 (c)		7,337,000	420,263
6.375% 12/31/49 (c)		9,133,000	530,993
TOTAL LEBANON			951,256
Mexico - 2.3%
United Mexican States:
2.659% 5/24/31		5,750,000	4,646,000
3.25% 4/16/30		7,105,000	6,176,021
3.5% 2/12/34		6,600,000	5,296,500
3.75% 1/11/28		6,690,000	6,301,980
3.75% 4/19/71		9,095,000	5,666,185
4.5% 4/22/29		3,880,000	3,705,400
4.875% 5/19/33		3,625,000	3,338,625
5.75% 10/12/2110		9,700,000	8,158,913
6.05% 1/11/40		7,695,000	7,467,998
TOTAL MEXICO			50,757,622
Morocco - 0.3%
Moroccan Kingdom:
2.375% 12/15/27 (b)		5,980,000	5,179,428
4% 12/15/50 (b)		1,425,000	967,041
5.5% 12/11/42 (b)		850,000	723,988
TOTAL MOROCCO			6,870,457
Nigeria - 1.0%
Republic of Nigeria:
6.125% 9/28/28 (b)		8,430,000	6,491,100
6.375% 7/12/23 (b)		4,390,000	4,362,563
6.5% 11/28/27 (b)		1,915,000	1,539,181
7.143% 2/23/30 (b)		3,780,000	2,886,975
7.625% 11/21/25 (b)		5,925,000	5,428,781
7.696% 2/23/38 (b)		2,930,000	1,981,046
TOTAL NIGERIA			22,689,646
Oman - 1.8%
Sultanate of Oman:
4.75% 6/15/26 (b)		2,330,000	2,242,334
5.375% 3/8/27 (b)		1,305,000	1,272,620
5.625% 1/17/28 (b)		15,315,000	15,069,003
6% 8/1/29 (b)		5,765,000	5,755,272
6.25% 1/25/31 (b)		3,725,000	3,733,847
6.5% 3/8/47 (b)		1,235,000	1,120,763
6.75% 1/17/48 (b)		9,840,000	9,159,195
TOTAL OMAN			38,353,034
Pakistan - 0.2%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		7,700,000	3,080,847
6.875% 12/5/27 (b)		1,375,000	529,526
TOTAL PAKISTAN			3,610,373
Panama - 1.1%
Panamanian Republic:
2.252% 9/29/32		4,545,000	3,365,573
3.298% 1/19/33		4,785,000	3,872,261
3.87% 7/23/60		6,405,000	4,126,421
4.5% 5/15/47		2,710,000	2,077,893
4.5% 4/16/50		8,410,000	6,343,243
6.4% 2/14/35		5,070,000	5,142,248
TOTAL PANAMA			24,927,639
Paraguay - 0.4%
Republic of Paraguay:
2.739% 1/29/33 (b)		2,485,000	1,983,807
4.95% 4/28/31 (b)		5,505,000	5,313,357
5.4% 3/30/50 (b)		2,220,000	1,906,148
TOTAL PARAGUAY			9,203,312
Peru - 0.9%
Peruvian Republic:
2.783% 1/23/31		16,370,000	13,533,898
3% 1/15/34		4,725,000	3,720,347
3.3% 3/11/41		4,220,000	3,074,798
TOTAL PERU			20,329,043
Philippines - 0.6%
Philippine Republic:
2.65% 12/10/45		3,525,000	2,362,138
2.95% 5/5/45		1,655,000	1,187,645
5.609% 4/13/33		3,205,000	3,381,628
5.95% 10/13/47		5,120,000	5,504,563
TOTAL PHILIPPINES			12,435,974
Poland - 0.2%
Polish Government 5.75% 11/16/32		4,375,000	4,636,581
Qatar - 2.7%
State of Qatar:
3.75% 4/16/30 (b)		20,055,000	19,350,568
4% 3/14/29 (b)		5,630,000	5,520,215
4.4% 4/16/50 (b)		8,390,000	7,636,473
4.625% 6/2/46 (b)		6,030,000	5,669,331
4.817% 3/14/49 (b)		9,275,000	8,972,403
5.103% 4/23/48 (b)		6,810,000	6,809,149
9.75% 6/15/30 (b)		3,415,000	4,545,792
TOTAL QATAR			58,503,931
Romania - 0.7%
Romanian Republic:
3% 2/27/27 (b)		5,066,000	4,473,278
3% 2/14/31 (b)		6,709,000	5,257,340
3.375% 1/28/50 (Reg. S)	EUR	1,830,000	1,123,075
3.625% 3/27/32 (b)		5,066,000	4,017,338
TOTAL ROMANIA			14,871,031
Russia - 0.1%
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (c)(d)		4,000,000	1,040,000
5.1% 3/28/35(Reg. S) (c)(d)		5,000,000	1,450,000
TOTAL RUSSIA			2,490,000
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		6,380,000	4,826,071
Saudi Arabia - 1.4%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		7,655,000	6,182,848
3.45% 2/2/61 (b)		6,375,000	4,535,414
3.625% 3/4/28 (b)		3,515,000	3,352,256
3.75% 1/21/55 (b)		5,235,000	4,100,641
4.5% 10/26/46 (b)		6,920,000	6,099,548
4.5% 4/22/60 (b)		2,545,000	2,248,030
4.625% 10/4/47 (b)		3,295,000	2,932,138
TOTAL SAUDI ARABIA			29,450,875
Senegal - 0.1%
Republic of Senegal 6.25% 5/23/33 (b)		3,495,000	2,869,832
Serbia - 0.2%
Republic of Serbia 2.125% 12/1/30 (b)		5,870,000	4,196,316
South Africa - 0.7%
South African Republic:
4.85% 9/27/27		2,890,000	2,734,301
4.85% 9/30/29		2,510,000	2,227,311
5% 10/12/46		4,045,000	2,818,354
5.65% 9/27/47		1,905,000	1,400,175
5.75% 9/30/49		4,620,000	3,384,150
5.875% 4/20/32		2,895,000	2,601,881
TOTAL SOUTH AFRICA			15,166,172
Sri Lanka - 0.2%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)(c)		2,685,000	774,958
6.825% 7/18/26 (b)(c)		865,000	269,453
7.55% 3/28/30 (b)(c)		2,630,000	765,659
7.85% 3/14/29 (b)(c)		5,665,000	1,631,520
TOTAL SRI LANKA			3,441,590
Turkey - 2.9%
Turkish Republic:
4.25% 3/13/25		7,465,000	6,979,775
4.25% 4/14/26		8,635,000	7,685,150
4.75% 1/26/26		10,970,000	9,982,700
4.875% 10/9/26		4,595,000	4,101,038
4.875% 4/16/43		7,940,000	5,147,601
5.125% 2/17/28		5,960,000	5,140,500
5.25% 3/13/30		2,170,000	1,746,850
5.75% 5/11/47		4,270,000	2,896,394
6% 3/25/27		1,900,000	1,736,125
6% 1/14/41		1,850,000	1,336,625
6.125% 10/24/28		3,895,000	3,467,280
6.375% 10/14/25		1,555,000	1,492,800
9.875% 1/15/28		10,335,000	10,694,183
TOTAL TURKEY			62,407,021
Ukraine - 0.6%
Ukraine Government:
0% 8/1/41 (b)(f)		4,080,000	1,162,290
6.876% 5/21/31 (b)		1,910,000	361,468
7.253% 3/15/35 (b)		6,695,000	1,248,199
7.375% 9/25/34 (b)		3,310,000	612,971
7.75% 9/1/24 (b)		9,062,000	2,202,066
7.75% 9/1/25 (b)		12,525,000	2,808,731
7.75% 9/1/26 (b)		15,415,000	3,240,040
7.75% 9/1/28 (b)		2,195,000	468,633
7.75% 9/1/29 (b)		1,360,000	288,830
TOTAL UKRAINE			12,393,228
United Arab Emirates - 2.1%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		6,640,000	5,464,720
3% 9/15/51 (b)		4,875,000	3,485,016
3.125% 9/30/49 (b)		22,460,000	16,533,368
3.875% 4/16/50 (b)		7,190,000	6,058,923
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		7,730,000	5,492,165
5.25% 1/30/43 (Reg. S)		3,380,000	3,045,803
United Arab Emirates 4.05% 7/7/32 (b)		4,660,000	4,583,693
TOTAL UNITED ARAB EMIRATES			44,663,688
United States of America - 2.9%
U.S. Treasury Bonds:
2.875% 5/15/52		51,009,000	41,054,231
3.25% 5/15/42		13,692,000	12,004,033
U.S. Treasury Notes 2.875% 5/15/32		11,298,000	10,411,813
TOTAL UNITED STATES OF AMERICA			63,470,077
Uruguay - 0.4%
Uruguay Republic 5.1% 6/18/50		7,730,000	7,621,780
Uzbekistan - 0.4%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		3,090,000	2,566,245
3.9% 10/19/31 (b)		4,325,000	3,529,741
4.75% 2/20/24 (b)		2,495,000	2,431,533
TOTAL UZBEKISTAN			8,527,519
Venezuela - 0.2%
Venezuelan Republic:
9.25% 9/15/27 (c)		32,390,000	2,834,125
11.95% 8/5/31 (Reg. S) (c)		14,080,000	1,232,000
12.75% 12/31/49 (c)		2,705,000	209,638
TOTAL VENEZUELA			4,275,763
Vietnam - 1.0%
Vietnamese Socialist Republic 5.5% 3/12/28		21,292,666	20,731,072
Zambia - 0.1%
Republic of Zambia 8.97% 7/30/27 (b)		3,570,000	1,570,800
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,219,117,038)			996,264,690

Preferred Securities - 4.0%
	Principal Amount (a)	Value ($)
British Virgin Islands - 0.3%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(f)	6,970,000	5,531,701
Cayman Islands - 1.6%
Banco Do Brasil SA 6.25% (b)(e)(f)	6,305,000	5,730,569
Banco Mercantil del Norte SA:
6.75% (b)(e)(f)	3,940,000	3,841,008
7.625% (b)(e)(f)	2,830,000	2,680,792
Cosan Overseas Ltd. 8.25% (e)	8,511,000	8,565,278
DP World Salaam 6% (Reg. S) (e)(f)	6,250,000	6,359,375
Itau Unibanco Holding SA U.S. TREASURY 5 YEAR INDEX + 3.980% 7.721% (b)(e)(f)(h)	7,925,000	7,752,075
TOTAL CAYMAN ISLANDS		34,929,097
Georgia - 0.1%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (e)(f)	1,300,000	1,256,089
Ireland - 0.1%
Alfa Bond Issuance PLC 6.95% (Reg. S) (c)(d)(e)(f)	982,000	37,439
Tinkoff Credit Systems 6% (b)(e)(f)	2,960,000	1,143,670
TOTAL IRELAND		1,181,109
Mauritius - 0.4%
Network i2i Ltd.:
3.975% (b)(e)(f)	2,640,000	2,290,806
5.65% (b)(e)(f)	6,338,000	6,093,082
TOTAL MAURITIUS		8,383,888
Mexico - 0.6%
CEMEX S.A.B. de CV 5.125% (b)(e)(f)	9,220,000	8,678,612
Grupo Bimbo S.A.B. de CV 5.95% (b)(e)(f)	5,070,000	5,160,300
TOTAL MEXICO		13,838,912
United Arab Emirates - 0.6%
Emirates NBD Bank PJSC 6.125% (Reg. S) (e)(f)	6,975,000	6,982,341
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(e)(f)	5,155,000	4,751,498
NBK Tier 1 Ltd. 3.625% (b)(e)(f)	2,595,000	2,292,178
TOTAL UNITED ARAB EMIRATES		14,026,017
United Kingdom - 0.1%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (Reg. S) (c)(e)(f)	5,160,000	2,775,113
United States of America - 0.2%
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(f)	2,725,000	2,507,864
5.35% 11/12/29 (b)(f)	2,030,000	1,989,555
TOTAL UNITED STATES OF AMERICA		4,497,419
TOTAL PREFERRED SECURITIES (Cost $96,625,631)		86,419,345

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (i) (Cost $48,701,868)	48,692,621	48,702,360

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $2,569,573,310)	2,136,510,833
NET OTHER ASSETS (LIABILITIES) - 1.6%	35,740,353
NET ASSETS - 100.0%	2,172,251,186

Currency Abbreviations
EUR	-	European Monetary Unit

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,398,719,561 or 64.4% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Security is perpetual in nature with no stated maturity date.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	338,951,486	1,552,362,196	1,842,611,322	2,113,276	-	-	48,702,360	0.1%
Total	338,951,486	1,552,362,196	1,842,611,322	2,113,276	-	-	48,702,360

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	1,005,124,438	-	1,002,954,263	2,170,175

Government Obligations	996,264,690	-	993,774,690	2,490,000

Preferred Securities	86,419,345	-	86,381,906	37,439

Money Market Funds	48,702,360	48,702,360	-	-
Total Investments in Securities:	2,136,510,833	48,702,360	2,083,110,859	4,697,614

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$-
Net Realized Gain (Loss) on Investment Securities	(4,158,945)
Net Unrealized Gain (Loss) on Investment Securities	(15,768,198)
Cost of Purchases	-
Proceeds of Sales	(3,734,450)
Amortization/Accretion	(41,081)
Transfers into Level 3	28,400,288
Transfers out of Level 3	-
Ending Balance	$4,697,614
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2022	$(15,768,198)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity® Emerging Markets Debt Central Fund
Financial Statements
Statement of Assets and Liabilities
			December 31, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $2,520,871,442)		2,087,808,473
Fidelity Central Funds (cost $48,701,868)		48,702,360

Total Investment in Securities (cost $2,569,573,310)			$2,136,510,833
Cash			390,538
Foreign currency held at value (cost $469)			298
Receivable for investments sold			150,000
Receivable for fund shares sold			383,813
Interest receivable			36,891,378
Distributions receivable from Fidelity Central Funds			208,648
Total assets			2,174,535,508
Liabilities
Payable for investments purchased		$2,201,774
Payable for fund shares redeemed		79,750
Other payables and accrued expenses		2,798
Total Liabilities			2,284,322
Net Assets			$2,172,251,186
Net Assets consist of:
Paid in capital			$2,787,441,104
Total accumulated earnings (loss)			(615,189,918)
Net Assets			$2,172,251,186
Net Asset Value , offering price and redemption price per share ($2,172,251,186 ÷ 288,102,816 shares)			$7.54

Statement of Operations
		Year ended December 31, 2022
Investment Income
Dividends		$6,109,957
Interest		124,281,451
Income from Fidelity Central Funds		2,113,276
Income before foreign taxes withheld		132,504,684
Less foreign taxes withheld		(174,379)
Total Income		132,330,305
Expenses
Custodian fees and expenses	8,814
Independent trustees' fees and expenses	8,271
Legal	483
Total expenses before reductions	17,568
Expense reductions	(2,352)
Total expenses after reductions		15,216
Net Investment income (loss)		132,315,089
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(100,202,685)
Foreign currency transactions	(122,314)
Total net realized gain (loss)		(100,324,999)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(356,941,291)
Assets and liabilities in foreign currencies	41,798
Total change in net unrealized appreciation (depreciation)		(356,899,493)
Net gain (loss)		(457,224,492)
Net increase (decrease) in net assets resulting from operations		$(324,909,403)
Statement of Changes in Net Assets

	Year ended December 31, 2022	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$132,315,089	$129,970,046
Net realized gain (loss)	(100,324,999)	(36,168,604)
Change in net unrealized appreciation (depreciation)	(356,899,493)	(87,699,778)
Net increase (decrease) in net assets resulting from operations	(324,909,403)	6,101,664
Distributions to shareholders	(123,451,676)	(118,755,725)
Affiliated share transactions
Proceeds from sales of shares	67,312,317	256,691,874
Reinvestment of distributions	123,451,083	118,755,725
Cost of shares redeemed	(321,601,019)	(263,102,291)
Net increase (decrease) in net assets resulting from share transactions	(130,837,619)	112,345,308
Total increase (decrease) in net assets	(579,198,698)	(308,753)

Net Assets
Beginning of period	2,751,449,884	2,751,758,637
End of period	$2,172,251,186	$2,751,449,884

Other Information
Shares
Sold	8,131,221	28,148,870
Issued in reinvestment of distributions	15,965,925	13,017,311
Redeemed	(42,248,736)	(28,527,974)
Net increase (decrease)	(18,151,590)	12,638,207

Financial Highlights
Fidelity® Emerging Markets Debt Central Fund

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.98	$9.37	$9.44	$9.11	$10.11
Income from Investment Operations
Net investment income (loss) A,B	.438	.437	.501	.582	.564
Net realized and unrealized gain (loss)	(1.468)	(.428)	(.119)	.353	(1.013)
Total from investment operations	(1.030)	.009	.382	.935	(.449)
Distributions from net investment income	(.410)	(.399)	(.452)	(.548)	(.551)
Distributions from net realized gain	-	-	-	(.057)	-
Total distributions	(.410)	(.399)	(.452)	(.605)	(.551)
Net asset value, end of period	$7.54	$8.98	$9.37	$9.44	$9.11
Total Return C	(11.47)%	.11%	4.42%	10.48%	(4.52)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	-% F	-% F	-% F	-% F	.01%
Expenses net of fee waivers, if any	-% F	-% F	-% F	-% F	.01%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	5.58%	4.77%	5.59%	6.23%	5.91%
Supplemental Data
Net assets, end of period (000 omitted)	$2,172,251	$2,751,450	$2,751,759	$2,936,254	$128,495
Portfolio turnover rate G	22%	32%	89%	72% H	40%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount represents less than .005%.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Emerging Markets Debt Local Currency Central Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2022	Past 1 year	Life of Fund A
Fidelity® Emerging Markets Debt Local Currency Central Fund	-7.82%	-3.37%

A     From September 23, 2020

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Emerging Markets Debt Local Currency Central Fund, on September 23, 2020, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan GBI-EM Global Diversified Index performed over the same period.

Fidelity® Emerging Markets Debt Local Currency Central Fund
Management's Discussion of Fund Performance

Market Recap:
Emerging-markets debt returned -17.78% in 2022, according to the J.P. Morgan Emerging Markets Bond Index Global Diversified, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve to hike interest rates more aggressively than anticipated, as did central banks in other developed and emerging markets. Among other significant developments, the Chinese property market showed signs of weakness and China's zero-COVID policy created challenges for global supply chains and global economic growth. Commodity-importing countries and frontier markets were hit particularly hard by concern about a recession. However, the index rallied in the final quarter of the year as EM debt yield spreads tightened and U.S. Treasury yields stabilized amid signs of decelerating inflationary pressure, and China's lifting of COVID restrictions and policy stimulus offered hope for an upturn in 2023. For the full 12 months, investment-grade credit markets, including China (-8%), outpaced non-investment-grade countries in the index. Despite high inflation, Turkey's (+3%) central bank cut interest rates, as currency reserves increased due to a pickup in foreign investment in Turkey. Meanwhile, Russia and Belarus, which were a part of the index until they were removed in March, each returned -100%. Ukraine (-77%) declined sharply, as the country received the permission of sovereign bondholders to delay debt payments for two years.

Comments from Lead Manager Constantin Petrov and Co-Managers Timothy Gill and Nader Nazmi:
For the year, the fund returned -7.82%, outperforming the -11.69% result of the J.P. Morgan GBI-EM Global Diversified Index. The EM debt local currency market declined this period amid a weaker macroeconomic outlook and continued U.S. dollar strength. Successful security selection and market selection drove the fund's outperformance of the index during the past 12 months. The main contributor was Russia, where security selection boosted relative performance. Elsewhere, overweighted stakes in Brazil, China, Mexico and Dominican Republic also contributed because these local currency markets outperformed in 2022. Meanwhile, we were underweighted Egypt, which was a positive because this currency market underperformed. Conversely, security selection in Czech Republic and Poland weighed on relative results during the past 12 months. It also hurt the fund to be underweighted versus the in index in Thailand and Malaysia, two markets that outperformed the index.

Note to shareholders: On January 3, 2022, Tim Gill and Nader Nazmi assumed co-management responsibilities for the fund, joining Lead Manager Constantin Petrov.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Emerging Markets Debt Local Currency Central Fund
Investment Summary December 31, 2022 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Indonesian Republic	9.9
United Mexican States	9.7
Peoples Republic of China	9.7
South African Republic	9.0
Brazilian Federative Republic	5.3
Malaysian Government	4.8
Brazil Letras Do Tesouro Nacio	4.6
Polish Government	4.5
Kingdom of Thailand	4.5
Czech Republic	3.4
65.4

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 81.5%
Currency Contracts - 16.5%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® Emerging Markets Debt Local Currency Central Fund
Schedule of Investments December 31, 2022
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 80.5%
		Principal Amount (a)	Value ($)
Brazil - 9.9%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 5.1772% to 13.7798% 7/1/23 to 1/1/26	BRL	23,350,000	4,005,687
Brazilian Federative Republic:
10% 1/1/25	BRL	13,250,000	2,400,108
10% 1/1/27	BRL	4,250,000	743,181
10% 1/1/29	BRL	3,750,000	634,984
10% 1/1/31	BRL	3,500,000	578,327
10% 1/1/33	BRL	1,650,000	268,177
TOTAL BRAZIL			8,630,464
Chile - 2.0%
Chilean Republic:
4.5% 3/1/26	CLP	495,000,000	557,596
4.7% 9/1/30 (Reg. S) (b)	CLP	350,000,000	397,328
5% 3/1/35	CLP	455,000,000	530,290
6% 1/1/43	CLP	225,000,000	292,612
TOTAL CHILE			1,777,826
China - 9.7%
Peoples Republic of China:
2.68% 5/21/30	CNY	22,500,000	3,225,246
2.88% 11/5/23	CNY	11,750,000	1,712,839
3.28% 12/3/27	CNY	20,000,000	2,983,495
3.81% 9/14/50	CNY	3,300,000	523,098
TOTAL CHINA			8,444,678
Colombia - 3.3%
Colombian Republic:
5.75% 11/3/27	COP	3,350,000,000	520,845
6% 4/28/28	COP	1,000,000,000	153,414
7% 6/30/32	COP	5,800,000,000	809,607
7.25% 10/26/50	COP	1,650,000,000	192,402
7.5% 8/26/26	COP	3,400,000,000	597,437
9.25% 5/28/42	COP	3,325,000,000	493,990
10% 7/24/24	COP	400,000,000	80,323
TOTAL COLOMBIA			2,848,018
Czech Republic - 3.4%
Czech Republic:
0.95% 5/15/30 (Reg. S)	CZK	31,250,000	1,038,159
1.2% 3/13/31	CZK	25,000,000	824,946
1.5% 4/24/40	CZK	3,150,000	82,912
2% 10/13/33	CZK	30,750,000	1,020,507
TOTAL CZECH REPUBLIC			2,966,524
Dominican Republic - 0.5%
Dominican Republic 8.9% 2/15/23(Reg. S)	DOP	25,500,000	449,154
Egypt - 0.4%
Arab Republic of Egypt:
14.556% 10/13/27	EGP	7,000,000	240,122
16.1% 5/7/29	EGP	2,500,000	88,265
TOTAL EGYPT			328,387
Hungary - 2.1%
Hungarian Republic:
2.25% 6/22/34	HUF	100,000,000	148,104
2.75% 12/22/26	HUF	217,000,000	434,239
3% 6/26/24	HUF	75,000,000	177,303
3% 10/27/38	HUF	235,000,000	332,940
3.25% 10/22/31	HUF	137,500,000	241,323
6.75% 10/22/28	HUF	198,000,000	459,111
TOTAL HUNGARY			1,793,020
Indonesia - 9.9%
Indonesian Republic:
6.375% 4/15/32	IDR	6,500,000,000	400,835
6.5% 6/15/25	IDR	15,750,000,000	1,015,770
7.125% 6/15/42	IDR	3,000,000,000	192,468
7.5% 4/15/40	IDR	12,000,000,000	788,951
8.125% 5/15/24	IDR	2,500,000,000	165,248
8.25% 5/15/29	IDR	26,000,000,000	1,790,397
8.25% 5/15/36	IDR	250,000,000	17,432
8.375% 9/15/26	IDR	32,400,000,000	2,211,338
8.375% 3/15/34	IDR	18,800,000,000	1,319,955
8.375% 4/15/39	IDR	9,250,000,000	654,497
TOTAL INDONESIA			8,556,891
Kazakhstan - 0.2%
Kazakhstan Republic 10.5% 8/4/26	KZT	90,000,000	174,590
Malaysia - 4.8%
Malaysian Government:
3.582% 7/15/32	MYR	4,000,000	874,642
3.757% 5/22/40	MYR	1,750,000	365,736
3.828% 7/5/34	MYR	3,650,000	799,884
3.885% 8/15/29	MYR	2,675,000	601,332
4.065% 6/15/50	MYR	3,750,000	774,901
4.696% 10/15/42	MYR	1,750,000	412,170
4.762% 4/7/37	MYR	1,300,000	310,932
TOTAL MALAYSIA			4,139,597
Mexico - 9.7%
United Mexican States:
5.75% 3/5/26	MXN	53,750,000	2,492,832
7.75% 11/23/34	MXN	250,000	11,589
7.75% 11/13/42	MXN	44,750,000	2,006,177
8% 12/7/23	MXN	31,750,000	1,588,856
8% 7/31/53	MXN	4,500,000	204,985
8.5% 5/31/29	MXN	43,000,000	2,142,867
TOTAL MEXICO			8,447,306
Peru - 2.0%
Peruvian Republic:
5.35% 8/12/40	PEN	500,000	98,080
5.4% 8/12/34(Reg. S)	PEN	2,250,000	474,085
6.35% 8/12/28	PEN	2,825,000	706,805
6.95% 8/12/31	PEN	1,750,000	434,262
TOTAL PERU			1,713,232
Philippines - 0.2%
Philippine Republic 6.25% 1/14/36	PHP	10,000,000	162,859
Poland - 4.5%
Polish Government:
1.25% 10/25/30	PLN	1,200,000	184,004
1.75% 4/25/32	PLN	4,250,000	636,983
2.5% 7/25/26	PLN	7,850,000	1,547,873
2.5% 7/25/27	PLN	4,000,000	760,651
2.75% 10/25/29	PLN	4,600,000	825,236
TOTAL POLAND			3,954,747
Romania - 3.2%
Romanian Republic:
3.65% 9/24/31	RON	4,125,000	668,111
4% 10/25/23	RON	2,000,000	423,835
4.25% 6/28/23	RON	3,750,000	802,250
4.75% 10/11/34	RON	750,000	118,479
5% 2/12/29	RON	3,400,000	637,227
5.8% 7/26/27	RON	500,000	100,435
TOTAL ROMANIA			2,750,337
South Africa - 9.0%
South African Republic:
6.5% 2/28/41	ZAR	32,000,000	1,177,833
7% 2/28/31	ZAR	9,000,000	427,649
8% 1/31/30	ZAR	64,750,000	3,397,235
8.75% 2/28/48	ZAR	29,500,000	1,357,180
8.875% 2/28/35	ZAR	29,000,000	1,438,595
TOTAL SOUTH AFRICA			7,798,492
Thailand - 4.5%
Kingdom of Thailand:
1.585% 12/17/35	THB	10,000,000	246,732
1.6% 12/17/29	THB	8,000,000	221,743
1.6% 6/17/35	THB	36,250,000	898,012
2% 12/17/31	THB	38,750,000	1,083,556
2% 6/17/42	THB	10,000,000	231,167
2.875% 6/17/46	THB	9,200,000	234,077
3.3% 6/17/38	THB	35,750,000	1,036,537
TOTAL THAILAND			3,951,824
Turkey - 1.0%
Turkish Republic:
8% 3/12/25	TRY	7,250,000	377,575
11% 2/24/27	TRY	750,000	44,874
11.7% 11/13/30	TRY	2,750,000	185,125
12.4% 3/8/28	TRY	4,000,000	252,697
TOTAL TURKEY			860,271
Uruguay - 0.2%
Uruguay Republic 8.25% 5/21/31	UYU	6,500,000	140,676
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $76,294,689)			69,888,893

Supranational Obligations - 1.0%
		Principal Amount (a)	Value ($)
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S)	PHP	19,400,000	320,229
Inter-American Development Bank:
5.1% 11/17/26	IDR	5,000,000,000	308,723
5.7% 11/12/24	INR	20,000,000	234,209
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,019,182)			863,161

Money Market Funds - 15.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (c) (Cost $13,349,011)	13,346,341	13,349,011

TOTAL INVESTMENT IN SECURITIES - 96.9% (Cost $90,662,882)	84,101,065
NET OTHER ASSETS (LIABILITIES) - 3.1%	2,707,362
NET ASSETS - 100.0%	86,808,427

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	5,915,000	USD	1,105,360	Bank of America, N.A.	1/13/23	12,890
BRL	1,729,000	USD	321,495	Citibank, N. A.	1/13/23	5,378
BRL	2,655,000	USD	501,133	Citibank, N. A.	1/13/23	804
BRL	265,000	USD	50,854	State Street Bank and Trust Co	1/13/23	(755)
CLP	54,483,000	USD	55,251	Bank of America, N.A.	1/13/23	8,925
CLP	188,134,000	USD	216,433	Bank of America, N.A.	1/13/23	5,170
CLP	182,252,000	USD	194,818	Citibank, N. A.	1/13/23	19,857
CLP	185,130,000	USD	211,215	Citibank, N. A.	1/13/23	6,850
CLP	195,102,000	USD	208,353	Goldman Sachs Bank USA	1/13/23	21,457
CLP	196,043,000	USD	199,942	HSBC Bank	1/13/23	30,977
CNY	1,460,000	USD	210,401	BNP Paribas S.A.	1/13/23	1,396
CNY	1,465,000	USD	204,752	Goldman Sachs Bank USA	1/13/23	7,770
CNY	3,858,000	USD	547,234	Goldman Sachs Bank USA	1/13/23	12,432
CNY	826,000	USD	114,207	State Street Bank and Trust Co	1/13/23	5,618
CNY	637,000	USD	91,510	State Street Bank and Trust Co	1/13/23	897
COP	1,134,000,000	USD	232,615	Bank of America, N.A.	1/13/23	879
COP	948,200,000	USD	191,073	Citibank, N. A.	1/13/23	4,164
COP	1,034,700,000	USD	210,348	Citibank, N. A.	1/13/23	2,700
COP	2,306,900,000	USD	482,828	Citibank, N. A.	1/13/23	(7,831)
COP	290,100,000	USD	58,760	State Street Bank and Trust Co	1/13/23	972
CZK	5,131,000	USD	204,224	BNP Paribas S.A.	1/13/23	22,689
CZK	4,959,000	USD	215,031	BNP Paribas S.A.	1/13/23	4,276
CZK	4,459,000	USD	179,221	Brown Brothers Harriman & Co	1/13/23	17,974
CZK	1,706,000	USD	72,423	Brown Brothers Harriman & Co	1/13/23	3,023
CZK	5,015,000	USD	206,372	Goldman Sachs Bank USA	1/13/23	15,412
CZK	34,683,000	USD	1,377,344	HSBC Bank	1/13/23	156,478
CZK	5,013,000	USD	201,195	State Street Bank and Trust Co	1/13/23	20,500
CZK	5,031,000	USD	203,761	State Street Bank and Trust Co	1/13/23	18,730
CZK	9,891,000	USD	413,465	State Street Bank and Trust Co	1/13/23	23,955
CZK	5,355,000	USD	227,435	State Street Bank and Trust Co	1/13/23	9,384
HUF	42,903,000	USD	107,116	BNP Paribas S.A.	1/13/23	7,581
HUF	52,216,000	USD	132,073	BNP Paribas S.A.	1/13/23	7,522
HUF	86,216,000	USD	208,684	Bank of America, N.A.	1/13/23	21,806
HUF	86,511,000	USD	202,923	Goldman Sachs Bank USA	1/13/23	28,355
HUF	86,927,000	USD	227,109	Goldman Sachs Bank USA	1/13/23	5,282
HUF	419,630,000	USD	970,304	HSBC Bank	1/13/23	151,535
IDR	3,615,200,000	USD	232,519	Bank of America, N.A.	1/13/23	(318)
IDR	673,700,000	USD	43,291	Citibank, N. A.	1/13/23	(20)
IDR	914,400,000	USD	59,032	Goldman Sachs Bank USA	1/13/23	(301)
IDR	9,070,300,000	USD	578,279	Goldman Sachs Bank USA	1/13/23	4,298
IDR	3,581,700,000	USD	228,425	State Street Bank and Trust Co	1/13/23	1,624
IDR	6,510,100,000	USD	416,513	State Street Bank and Trust Co	1/13/23	1,624
IDR	2,948,400,000	USD	189,840	State Street Bank and Trust Co	1/13/23	(467)
INR	33,823,000	USD	407,604	BNP Paribas S.A.	1/13/23	942
INR	10,961,000	USD	132,127	Citibank, N. A.	1/13/23	270
INR	55,184,000	USD	665,830	Citibank, N. A.	1/13/23	734
MXN	4,148,000	USD	213,165	BNP Paribas S.A.	1/13/23	(687)
MXN	8,550,000	USD	438,275	Brown Brothers Harriman & Co	1/13/23	(307)
MXN	12,645,000	USD	634,548	Brown Brothers Harriman & Co	1/13/23	13,183
MXN	9,210,000	USD	468,761	Goldman Sachs Bank USA	1/13/23	3,015
MXN	1,902,000	USD	95,678	State Street Bank and Trust Co	1/13/23	1,751
MYR	4,992,000	USD	1,053,165	Goldman Sachs Bank USA	1/13/23	80,561
MYR	2,201,000	USD	504,238	Goldman Sachs Bank USA	1/13/23	(4,373)
MYR	8,076,000	USD	1,831,293	Goldman Sachs Bank USA	1/13/23	2,835
MYR	392,000	USD	88,688	Goldman Sachs Bank USA	1/13/23	339
MYR	418,000	USD	88,466	State Street Bank and Trust Co	1/13/23	6,466
MYR	1,645,000	USD	364,099	State Street Bank and Trust Co	1/13/23	9,494
MYR	1,847,000	USD	412,737	State Street Bank and Trust Co	1/13/23	6,732
PEN	454,000	USD	112,949	Citibank, N. A.	1/13/23	6,504
PEN	815,000	USD	203,877	HSBC Bank	1/13/23	10,559
PEN	662,000	USD	172,846	State Street Bank and Trust Co	1/13/23	1,335
PHP	12,186,000	USD	215,338	Bank of America, N.A.	1/13/23	3,458
PHP	11,818,000	USD	211,338	Citibank, N. A.	1/13/23	851
PHP	12,092,000	USD	216,237	Citibank, N. A.	1/13/23	871
PHP	12,093,000	USD	218,206	Citibank, N. A.	1/13/23	(1,080)
PLN	344,000	USD	76,196	BNP Paribas S.A.	1/13/23	2,256
PLN	5,707,000	USD	1,288,305	Bank of America, N.A.	1/13/23	13,224
PLN	990,000	USD	224,412	Canadian Imperial Bk. of Comm.	1/13/23	1,366
PLN	502,000	USD	104,085	Goldman Sachs Bank USA	1/13/23	10,400
PLN	980,000	USD	215,105	Goldman Sachs Bank USA	1/13/23	8,392
PLN	1,856,000	USD	408,115	Goldman Sachs Bank USA	1/13/23	15,161
PLN	3,505,000	USD	705,541	HSBC Bank	1/13/23	93,803
PLN	983,000	USD	221,461	HSBC Bank	1/13/23	2,721
RON	4,140,000	USD	814,831	BNP Paribas S.A.	1/13/23	81,508
RON	1,165,000	USD	243,840	BNP Paribas S.A.	1/13/23	8,391
RON	1,024,000	USD	221,374	BNP Paribas S.A.	1/13/23	330
RON	1,043,000	USD	222,688	Brown Brothers Harriman & Co	1/13/23	3,129
RON	534,000	USD	115,499	Brown Brothers Harriman & Co	1/13/23	115
RON	525,000	USD	112,502	HSBC Bank	1/13/23	1,165
SGD	1,136,000	USD	799,117	Royal Bank of Canada	1/13/23	49,169
THB	172,729,000	USD	4,545,115	JPMorgan Chase Bank, N.A.	1/13/23	461,715
THB	6,716,000	USD	177,625	JPMorgan Chase Bank, N.A.	1/13/23	17,049
THB	8,332,000	USD	220,463	JPMorgan Chase Bank, N.A.	1/13/23	21,054
THB	7,475,000	USD	210,600	JPMorgan Chase Bank, N.A.	1/13/23	6,075
THB	9,430,000	USD	273,969	JPMorgan Chase Bank, N.A.	1/13/23	(625)
THB	7,626,000	USD	222,247	JPMorgan Chase Bank, N.A.	1/13/23	(1,195)
THB	7,059,000	USD	205,802	JPMorgan Chase Bank, N.A.	1/13/23	(1,185)
THB	29,432,000	USD	846,672	JPMorgan Chase Bank, N.A.	1/13/23	6,463
THB	9,408,000	USD	272,301	JPMorgan Chase Bank, N.A.	1/13/23	405
TRY	1,067,000	USD	53,463	HSBC Bank	1/13/23	3,168
TRY	819,000	USD	41,580	HSBC Bank	1/13/23	1,889
USD	239,977	BRL	1,260,000	Bank of America, N.A.	1/13/23	1,770
USD	198,671	BRL	1,076,000	Citibank, N. A.	1/13/23	(4,751)
USD	255,705	BRL	1,367,000	Citibank, N. A.	1/13/23	(2,730)
USD	203,256	BRL	1,055,000	Citibank, N. A.	1/13/23	3,805
USD	259,985	BRL	1,380,000	Citibank, N. A.	1/13/23	(908)
USD	1,116,593	BRL	5,952,000	Citibank, N. A.	1/13/23	(8,651)
USD	212,441	CLP	185,068,000	Bank of America, N.A.	1/13/23	(5,551)
USD	208,416	CLP	188,408,000	Citibank, N. A.	1/13/23	(13,510)
USD	165,498	CLP	147,252,000	Citibank, N. A.	1/13/23	(7,950)
USD	359,088	CLP	328,494,000	State Street Bank and Trust Co	1/13/23	(27,845)
USD	839,566	CNY	5,848,000	Citibank, N. A.	1/13/23	(8,781)
USD	194,625	COP	966,700,000	Bank of America, N.A.	1/13/23	(4,422)
USD	233,414	COP	1,115,500,000	Citibank, N. A.	1/13/23	3,729
USD	200,928	COP	1,018,100,000	Citibank, N. A.	1/13/23	(8,702)
USD	201,671	COP	984,800,000	Citibank, N. A.	1/13/23	(1,102)
USD	131,145	COP	637,100,000	Citibank, N. A.	1/13/23	(36)
USD	204,264	COP	991,700,000	Citibank, N. A.	1/13/23	70
USD	304,492	CZK	7,431,000	BNP Paribas S.A.	1/13/23	(24,137)
USD	113,368	CZK	2,615,000	Brown Brothers Harriman & Co	1/13/23	(2,278)
USD	165,609	CZK	3,998,000	Goldman Sachs Bank USA	1/13/23	(11,198)
USD	435,170	CZK	9,952,000	HSBC Bank	1/13/23	(4,948)
USD	71,130	CZK	1,685,000	State Street Bank and Trust Co	1/13/23	(3,388)
USD	160,262	HUF	65,215,000	BNP Paribas S.A.	1/13/23	(14,084)
USD	83,153	HUF	33,581,000	BNP Paribas S.A.	1/13/23	(6,623)
USD	129,659	HUF	51,908,000	BNP Paribas S.A.	1/13/23	(9,112)
USD	213,965	HUF	86,080,000	Brown Brothers Harriman & Co	1/13/23	(16,162)
USD	171,846	HUF	72,073,000	Citibank, N. A.	1/13/23	(20,834)
USD	176,340	HUF	74,746,000	Goldman Sachs Bank USA	1/13/23	(23,486)
USD	202,387	HUF	85,751,000	JPMorgan Chase Bank, N.A.	1/13/23	(26,860)
USD	197,245	IDR	3,093,000,000	BNP Paribas S.A.	1/13/23	(1,415)
USD	336,675	IDR	5,246,400,000	Citibank, N. A.	1/13/23	(296)
USD	429,097	IDR	6,773,300,000	Citibank, N. A.	1/13/23	(5,945)
USD	632,000	IDR	10,013,400,000	State Street Bank and Trust Co	1/13/23	(11,151)
USD	243,185	IDR	3,757,700,000	State Street Bank and Trust Co	1/13/23	1,832
USD	211,583	INR	17,359,000	BNP Paribas S.A.	1/13/23	1,905
USD	216,796	INR	17,877,000	Bank of America, N.A.	1/13/23	861
USD	360,488	INR	29,405,000	Citibank, N. A.	1/13/23	5,307
USD	427,532	INR	35,327,000	Citibank, N. A.	1/13/23	820
USD	411,564	MXN	8,072,000	Bank of America, N.A.	1/13/23	(1,919)
USD	372,611	MXN	7,565,000	Brown Brothers Harriman & Co	1/13/23	(14,901)
USD	139,430	MXN	2,721,000	Goldman Sachs Bank USA	1/13/23	48
USD	208,589	MXN	4,203,000	HSBC Bank	1/13/23	(6,707)
USD	162,156	MXN	3,260,000	JPMorgan Chase Bank, N.A.	1/13/23	(4,835)
USD	412,924	MYR	1,949,000	Goldman Sachs Bank USA	1/13/23	(29,711)
USD	132,065	MYR	576,000	Goldman Sachs Bank USA	1/13/23	1,250
USD	435,230	PHP	24,251,000	BNP Paribas S.A.	1/13/23	(190)
USD	432,707	PHP	24,052,000	Bank of America, N.A.	1/13/23	860
USD	403,999	PHP	24,004,000	Citibank, N. A.	1/13/23	(26,986)
USD	176,766	PLN	854,000	Brown Brothers Harriman & Co	1/13/23	(17,995)
USD	472,400	PLN	2,237,000	Brown Brothers Harriman & Co	1/13/23	(37,766)
USD	404,441	PLN	2,006,000	Goldman Sachs Bank USA	1/13/23	(53,043)
USD	203,216	PLN	978,000	Goldman Sachs Bank USA	1/13/23	(19,825)
USD	85,838	PLN	377,000	Goldman Sachs Bank USA	1/13/23	(140)
USD	56,841	PLN	275,000	HSBC Bank	1/13/23	(5,875)
USD	98,394	PLN	472,000	JPMorgan Chase Bank, N.A.	1/13/23	(9,249)
USD	218,515	PLN	1,032,000	JPMorgan Chase Bank, N.A.	1/13/23	(16,841)
USD	201,558	RON	976,000	BNP Paribas S.A.	1/13/23	(9,753)
USD	427,992	RON	1,982,000	BNP Paribas S.A.	1/13/23	(1,125)
USD	164,636	RON	792,000	Brown Brothers Harriman & Co	1/13/23	(6,838)
USD	234,312	RON	1,130,000	JPMorgan Chase Bank, N.A.	1/13/23	(10,341)
USD	426,274	RON	2,028,000	JPMorgan Chase Bank, N.A.	1/13/23	(12,802)
USD	600,860	SGD	854,000	JPMorgan Chase Bank, N.A.	1/13/23	(36,847)
USD	199,671	SGD	282,000	State Street Bank and Trust Co	1/13/23	(10,907)
USD	807,918	THB	30,305,000	JPMorgan Chase Bank, N.A.	1/13/23	(70,522)
USD	137,712	THB	5,155,000	JPMorgan Chase Bank, N.A.	1/13/23	(11,714)
USD	444,761	THB	15,746,000	JPMorgan Chase Bank, N.A.	1/13/23	(11,663)
USD	202,841	THB	7,228,000	JPMorgan Chase Bank, N.A.	1/13/23	(6,674)
USD	207,854	THB	7,437,000	JPMorgan Chase Bank, N.A.	1/13/23	(7,720)
USD	201,909	THB	7,297,000	JPMorgan Chase Bank, N.A.	1/13/23	(9,606)
USD	321,010	THB	11,268,000	JPMorgan Chase Bank, N.A.	1/13/23	(5,611)
USD	205,809	THB	7,170,000	JPMorgan Chase Bank, N.A.	1/13/23	(2,026)
USD	45,555	TRY	902,000	Citibank, N. A.	1/13/23	(2,319)
USD	110,778	TRY	2,106,000	HSBC Bank	1/13/23	(998)
USD	205,868	ZAR	3,598,000	BNP Paribas S.A.	1/13/23	(5,707)
USD	198,116	ZAR	3,624,000	Bank of America, N.A.	1/13/23	(14,989)
USD	189,047	ZAR	3,504,000	Bank of America, N.A.	1/13/23	(17,001)
USD	220,996	ZAR	4,047,000	Bank of America, N.A.	1/13/23	(16,982)
USD	471,964	ZAR	8,052,000	Citibank, N. A.	1/13/23	(1,522)
USD	355,293	ZAR	6,078,000	Goldman Sachs Bank USA	1/13/23	(2,115)
USD	208,195	ZAR	3,576,000	Goldman Sachs Bank USA	1/13/23	(2,086)
USD	82,708	ZAR	1,529,000	JPMorgan Chase Bank, N.A.	1/13/23	(7,202)
USD	78,041	ZAR	1,428,000	State Street Bank and Trust Co	1/13/23	(5,931)
USD	194,798	ZAR	3,568,000	State Street Bank and Trust Co	1/13/23	(15,013)
ZAR	5,249,000	USD	304,342	BNP Paribas S.A.	1/13/23	4,318
ZAR	1,487,000	USD	87,361	Brown Brothers Harriman & Co	1/13/23	80
ZAR	6,350,000	USD	365,543	Brown Brothers Harriman & Co	1/13/23	7,859
ZAR	17,255,000	USD	948,651	Canadian Imperial Bk. of Comm.	1/13/23	66,004
ZAR	3,683,000	USD	206,611	Citibank, N. A.	1/13/23	9,962
ZAR	4,807,000	USD	273,786	Citibank, N. A.	1/13/23	8,883
ZAR	3,516,000	USD	200,802	Goldman Sachs Bank USA	1/13/23	5,951
ZAR	6,450,000	USD	374,939	HSBC Bank	1/13/23	4,344
EGP	10,440,000	USD	458,498	Citibank, N. A.	1/17/23	(48,885)
USD	204,883	EGP	5,245,000	Citibank, N. A.	1/17/23	(905)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						861,903

Unrealized Appreciation						1,759,690
Unrealized Depreciation						(897,787)
For the period, the average contract value for forward foreign currency contracts was $47,831,283. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DOP	-	Dominican Republic peso
EGP	-	Egyptian pound
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KZT	-	Kazakhstan tenge
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu (new)
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
USD	-	U.S. dollar
UYU	-	Uruguay peso
ZAR	-	South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $397,328 or 0.5% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	9,588,114	42,392,022	38,631,125	170,271	-	-	13,349,011	0.0%
Total	9,588,114	42,392,022	38,631,125	170,271	-	-	13,349,011

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	69,888,893	-	69,888,893	-

Supranational Obligations	863,161	-	863,161	-

Money Market Funds	13,349,011	13,349,011	-	-
Total Investments in Securities:	84,101,065	13,349,011	70,752,054	-
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	1,759,690	-	1,759,690	-
Total Assets	1,759,690	-	1,759,690	-

Liabilities
Forward Foreign Currency Contracts	(897,787)	-	(897,787)	-
Total Liabilities	(897,787)	-	(897,787)	-
Total Derivative Instruments:	861,903	-	861,903	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	1,759,690	(897,787)
Total Foreign Exchange Risk	1,759,690	(897,787)
Total Value of Derivatives	1,759,690	(897,787)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received (a) ($)	Collateral Pledged (a) ($)	Net (b) ($)
JPMorgan Chase Bank, N.A.	512,761	(253,518)	-	-	259,243
HSBC Bank	456,639	(18,528)	-	-	438,111
Goldman Sachs Bank USA	222,958	(146,278)	-	-	76,680
BNP Paribas S.A.	143,114	(72,833)	-	-	70,281
State Street Bank and Trust Co	110,914	(75,457)	-	-	35,457
Citibank, N. A.	81,559	(173,744)	-	-	(92,185)
Bank of America, N.A.	69,843	(61,182)	-	-	8,661
Canadian Imperial Bank of Commerce	67,370	-	-	-	67,370
Royal Bank of Canada	49,169	-	-	-	49,169
Brown Brothers Harriman & Co	45,363	(96,247)	-	-	(50,884)
Total	$1,759,690	$(897,787)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Fidelity® Emerging Markets Debt Local Currency Central Fund
Financial Statements
Statement of Assets and Liabilities
			December 31, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $77,313,871)		70,752,054
Fidelity Central Funds (cost $13,349,011)		13,349,011

Total Investment in Securities (cost $90,662,882)			$84,101,065
Cash			17,384
Foreign currency held at value (cost $65,748)			53,716
Receivable for investments sold			475,290
Unrealized appreciation on forward foreign currency contracts			1,759,690
Interest receivable			1,268,667
Distributions receivable from Fidelity Central Funds			35,859
Other receivables			1,461
Total assets			87,713,132
Liabilities
Unrealized depreciation on forward foreign currency contracts		897,787
Other payables and accrued expenses		6,918
Total Liabilities			904,705
Net Assets			$86,808,427
Net Assets consist of:
Paid in capital			$100,477,813
Total accumulated earnings (loss)			(13,669,386)
Net Assets			$86,808,427
Net Asset Value , offering price and redemption price per share ($86,808,427 ÷ 1,019,892 shares)			$85.12

Statement of Operations
		Year ended December 31, 2022
Investment Income
Interest		$4,438,003
Income from Fidelity Central Funds		170,271
Income before foreign taxes withheld		4,608,274
Less foreign taxes withheld		(120,506)
Total Income		4,487,768
Expenses
Custodian fees and expenses	16,905
Independent trustees' fees and expenses	299
Total expenses before reductions	17,204
Expense reductions	(18)
Total expenses after reductions		17,186
Net Investment income (loss)		4,470,582
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,646)	(7,637,989)
Forward foreign currency contracts	(2,606,929)
Foreign currency transactions	(185,617)
Total net realized gain (loss)		(10,430,535)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $11,190)	(2,401,094)
Forward foreign currency contracts	960,624
Assets and liabilities in foreign currencies	33,680
Total change in net unrealized appreciation (depreciation)		(1,406,790)
Net gain (loss)		(11,837,325)
Net increase (decrease) in net assets resulting from operations		$(7,366,743)
Statement of Changes in Net Assets

	Year ended December 31, 2022	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,470,582	$5,683,220
Net realized gain (loss)	(10,430,535)	(2,119,123)
Change in net unrealized appreciation (depreciation)	(1,406,790)	(14,874,544)
Net increase (decrease) in net assets resulting from operations	(7,366,743)	(11,310,447)
Distributions to shareholders	(971,698)	(6,360,417)
Affiliated share transactions
Proceeds from sales of shares	35,000	22,406
Reinvestment of distributions	971,698	6,360,417
Cost of shares redeemed	-	(59,075,108)
Net increase (decrease) in net assets resulting from share transactions	1,006,698	(52,692,285)
Total increase (decrease) in net assets	(7,331,743)	(70,363,149)

Net Assets
Beginning of period	94,140,170	164,503,319
End of period	$86,808,427	$94,140,170

Other Information
Shares
Sold	429	218
Issued in reinvestment of distributions	10,430	65,568
Redeemed	-	(576,920)
Net increase (decrease)	10,859	(511,134)

Financial Highlights
Fidelity® Emerging Markets Debt Local Currency Central Fund

Years ended December 31,	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$93.30	$108.21	$100.00
Income from Investment Operations
Net investment income (loss) B,C	4.389	4.478	1.042
Net realized and unrealized gain (loss)	(11.606)	(13.557)	8.599
Total from investment operations	(7.217)	(9.079)	9.641
Distributions from net investment income	(.963)	(5.726)	(1.431)
Distributions from net realized gain	-	(.105)	-
Total distributions	(.963)	(5.831)	(1.431)
Net asset value, end of period	$85.12	$93.30	$108.21
Total Return D,E	(7.82)%	(8.48)%	9.65%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.02%	.03%	.04% H
Expenses net of fee waivers, if any	.02%	.03%	.04% H
Expenses net of all reductions	.02%	.03%	.04% H
Net investment income (loss)	5.21%	4.37%	3.66% H
Supplemental Data
Net assets, end of period (000 omitted)	$86,808	$94,140	$164,503
Portfolio turnover rate I	60%	81%	30% H

A For the period September 23, 2020 (commencement of operations) through December 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended December 31, 2022

1. Organization.
Fidelity Emerging Markets Debt Central Fund and Fidelity Emerging Markets Debt Local Currency Central Fund (the Funds) are funds of Fidelity Hanover Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Emerging Markets Debt Local Currency Central Fund is a non-diversified fund.   Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and supranational obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fidelity Emerging Markets Debt Local Currency Central Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, defaulted bonds, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Debt Central Fund	$2,543,178,966	$ 30,658,125	$(437,326,258)	$(406,668,133)
Fidelity Emerging Markets Debt Local Currency Central Fund	91,301,774	1,080,742	(8,140,840)	(7,060,098)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Emerging Markets Debt Central Fund	$-	$(208,494,026)	$(406,649,375)
Fidelity Emerging Markets Debt Local Currency Central Fund	221,224	(6,814,121)	(7,076,489)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Emerging Markets Debt Central Fund	$(50,169,005)	$(158,325,021)	$(208,494,026)
Fidelity Emerging Markets Debt Local Currency Central Fund	(3,173,572)	(3,640,549)	(6,814,121)

The tax character of distributions paid was as follows:

December 31, 2022
Ordinary Income
Fidelity Emerging Markets Debt Central Fund	$123,451,676
Fidelity Emerging Markets Debt Local Currency Central Fund	971,698

December 31, 2021
Ordinary Income
Fidelity Emerging Markets Debt Central Fund	$118,755,725
Fidelity Emerging Markets Debt Local Currency Central Fund	6,360,417

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Debt Central Fund	558,644,955	470,199,217
Fidelity Emerging Markets Debt Local Currency Central Fund	43,948,938	45,899,467

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract the investment adviser pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Emerging Markets Debt Central Fund	$2,352
Fidelity Emerging Markets Debt Local Currency Central Fund	18
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
9. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hanover Street Trust and Shareholders of Fidelity Emerging Markets Debt Central Fund and Fidelity Emerging Markets Debt Local Currency Central Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Emerging Markets Debt Central Fund and Fidelity Emerging Markets Debt Local Currency Central Fund (constituting Fidelity Hanover Street Trust, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 318 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2007
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022

Fidelity® Emerging Markets Debt Central Fund	0.001%
Actual		$ 1,000	$ 1,037.40	$ .01
Hypothetical- B		$ 1,000	$ 1,025.20	$ .01

Fidelity® Emerging Markets Debt Local Currency Central Fund	.0203%
Actual		$ 1,000	$ 1,045.60	$ .10
Hypothetical- B		$ 1,000	$ 1,025.10	$ .10

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Emerging Markets Debt Central Fund	0.79%
Fidelity Emerging Markets Debt Local Currency Central Fund	0.01%
The funds hereby designate the amounts noted below as distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Emerging Markets Debt Central Fund	$112,377,765
Fidelity Emerging Markets Debt Local Currency Central Fund	$4,323,506

The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

1.926205.111
EMC-ANN-0323

Item 2.

Code of Ethics

As of the end of the period, December 31, 2022, Fidelity Hanover Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Emerging Markets Debt Central Fund and Fidelity Emerging Markets Debt Local Currency Central Fund (the “Funds”):

Services Billed by PwC

December 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Debt Central Fund	$48,700	$4,300	$9,300	$1,500
Fidelity Emerging Markets Debt Local Currency Central Fund	$49,900	$4,400	$9,300	$1,500

December 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Debt Central Fund	$47,400	$4,700	$9,000	$1,500
Fidelity Emerging Markets Debt Local Currency Central Fund	$47,400	$4,700	$9,000	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2022A	December 31, 2021A
Audit-Related Fees	$7,914,600	$8,522,600
Tax Fees	$1,000	$354,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2022A	December 31, 2021A
PwC	$12,913,300	$14,149,900

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 21, 2023